Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund

each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:

The fund provides global exposure to the real estate securities market, focusing on owners and operators with recurring rental income.

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

In the section "Performance Information" in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
Average Annual Total Returns - Virtus Duff & Phelps Global Real Estate Securities Fund	Label	1 Year	5 Year	Since Inception	Inception Date
Class I	Return Before Taxes	(4.65%)	7.06%	15.85%	Mar. 02, 2009
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(5.79%)	5.93%	14.22%	Mar. 02, 2009
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(2.61%)	5.11%	12.69%	Mar. 02, 2009
Class A	Return Before Taxes	(10.37%)	5.54%	14.86%	Mar. 02, 2009
Class C	Return Before Taxes	(5.56%)	6.00%	14.70%	Mar. 02, 2009
Class R6	Return Before Taxes	(4.49%)		5.39%	Nov. 03, 2016
Class R6 | FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)			3.03%	Nov. 03, 2016
FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	FTSE EPRA/NAREIT Developed Index (net) (reflects no deduction for fees, expenses or taxes)	(5.63%)	4.34%	14.13%	Mar. 02, 2009

Investors should retain this supplement with the Prospectuses for future reference.